EARNINGS PER SHARE	12 Months Ended
Jan. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year plus dilutive potential equivalent ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".

The following table summarizes the calculation of basic and diluted net income per ordinary share attributable to Cognyte for the years ended January 31, 2025, 2024, and 2023:

	Year Ended January 31,
(in thousands except per share data)	2025	2024	2023
Net loss	$(7,234)	$(11,645)	$(109,951)
Net income attributable to noncontrolling interest	4,817	3,925	4,181
Net loss attributable to Cognyte Software Ltd.	$(12,051)	$(15,570)	$(114,132)

Weighted-average shares outstanding:
Basic and diluted	71,797	70,081	67,924

Net loss per share attributable to Cognyte Software Ltd.:
Basic and diluted	$(0.17)	$(0.22)	$(1.68)

For the years ended January 31, 2025, 2024, and 2023 we had 1,711 thousand, 733 thousand and 480 thousand potentially dilutive shares, respectively.